CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents	$ 4,356,138	$ 3,132,648
Accounts receivable, less allowances for returns and credit losses: 2025 — $1,796,172; 2024 — $1,308,018	25,225,299	23,871,815
Inventories	20,492,480	18,998,833
Right to recover assets	1,625,817	1,175,871
Prepaid expenses and other	539,339	538,646
Total current assets	52,239,073	47,717,813
Property and equipment, net	2,539,076	2,181,410
Goodwill	13,676,520	9,318,027
Other intangible assets	3,774,181	4,001,046
Deferred income taxes	208,810	246,348
Other assets	4,152,452	3,637,023
TOTAL ASSETS	76,590,112	67,101,667
Current liabilities:
Accounts payable	54,719,761	50,942,162
Accrued expenses and other	2,982,993	2,758,560
Short-term debt	117,785	576,331
Total current liabilities	57,820,539	54,277,053
Long-term debt	7,542,988	3,811,745
Accrued income taxes	337,631	291,796
Deferred income taxes	1,620,724	1,643,746
Accrued litigation liability	3,881,283	4,296,902
Other liabilities	3,639,862	1,993,683
Commitments and contingencies (Note 12)
Stockholders’ equity:
Common stock, $0.01 par value — authorized, issued, and outstanding: 2025 — 600,000,000 shares, 297,401,863 shares and 193,937,673 shares; 2024 — 600,000,000 shares, 296,169,781 shares and 194,943,968 shares	2,974	2,962
Additional paid-in capital	6,204,302	6,030,790
Retained earnings	6,534,227	5,417,139
Accumulated other comprehensive loss	(901,378)	(989,118)
Treasury stock, at cost: 2025 — 103,464,190 shares; 2024 — 101,225,813 shares	(10,332,106)	(9,815,835)
Total Cencora, Inc. stockholders’ equity	1,508,019	645,938
Noncontrolling interests	239,066	140,804
Total stockholders’ equity	1,747,085	786,742
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 76,590,112	$ 67,101,667